Right of Use Asset (Tables)	12 Months Ended
Jun. 30, 2024
Right of Use Asset [Abstract]
Schedule of Right of Use Asset
	30 June 2024 $	30 June 2023 $
Cost	50,063	-
Accumulated amortisation	(19,192)	-
	30,871	-

Balance at beginning of year	-	-
Additions	50,063	-
Amortisation	(19,359)	-
Foreign exchange	167	-
Balance at end of the year	30,871	-